Capital Lease - Schedule of Future Minimum Lease Payments Due Under Non-Cancelable Capital Lease (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Leases [Abstract]
2019	$ 2,292
2020	2,355
2021	2,419
2022	2,486
2023	2,554
Thereafter	24,740
Total minimum lease payments	36,846
Less amount representing interest	11,906
Present value of capitalized payments	$ 24,940